UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Southpaw Asset Management LP
Address: Two Greenwich Office Park
         Greenwich, Connecticut  06831

13F File Number:  028-12926

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Wyman
Title:     Managing Member of the GP, Southpaw Holdings LLC
Phone:     203.862.6200

Signature, Place, and Date of Signing:

 /s/    Kevin Wyman     Greenwich, Connecticut     August 15, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $228,774 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANNALY CAP MGMT INC            NOTE 4.000% 2/1  035710AA0     9085  7667000 PRN      SOLE                  7667000        0        0
ARVINMERITOR INC               FRNT 4.000% 2/1  043353AH4    32380 33920000 PRN      SOLE                 33920000        0        0
BOISE INC                      COM              09746Y105       86    11000 SH       SOLE                    11000        0        0
CHARMING SHOPPES INC           COM              161133103       83    20000 SH       SOLE                    20000        0        0
D R HORTON INC                 NOTE 2.000% 5/1  23331ABB4     8686  7825000 PRN      SOLE                  7825000        0        0
EQUINIX INC                    NOTE 2.500% 4/1  29444UAF3    10420  9900000 PRN      SOLE                  9900000        0        0
GENERAL CABLE CORP DEL NEW     NOTE 0.875%11/1  369300AD0     9039  8350000 PRN      SOLE                  8350000        0        0
GENERAL MTRS CO                COM              37045V100     3723   122632 SH       SOLE                   122632        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045V118     2397   112024 SH       SOLE                   112024        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045V126     1785   112022 SH       SOLE                   112022        0        0
GENERAL MTRS CO                JR PFD CNV SRB   37045V209    13269   272250 SH       SOLE                   272250        0        0
HORNBECK OFFSHORE SVCS INC N   FRNT 1.625%11/1  440543AE6     4832  5050000 PRN      SOLE                  5050000        0        0
INTEL CORP                     SDCV 2.950%12/1  458140AD2    12110 11658000 PRN      SOLE                 11658000        0        0
INTERPUBLIC GROUP COS INC      NOTE 4.250% 3/1  460690BA7     6764  5927000 PRN      SOLE                  5927000        0        0
KB HOME                        COM              48666K109     3171   324200 SH  CALL SOLE                   324200        0        0
KINROSS GOLD CORP              NOTE 1.750% 3/1  496902AD9    32119 32321000 PRN      SOLE                 32321000        0        0
MAGNACHIP SEMICONDUCTOR CORP   COM              55933J203    26767  2323551 SH       SOLE                  2323551        0        0
MCMORAN EXPLORATION CO         NOTE 5.250%10/0  582411AE4    26586 22919000 PRN      SOLE                 22919000        0        0
MERITOR INC                    COM              59001K100      160    10000 SH       SOLE                    10000        0        0
MICRON TECHNOLOGY INC          NOTE 1.875% 6/0  595112AH6    10075 10340000 PRN      SOLE                 10340000        0        0
SESI L L C                     FRNT 1.500%12/1  78412FAH7    14885 14629000 PRN      SOLE                 14629000        0        0
SONUS NETWORKS INC             COM              835916107      162    50000 SH       SOLE                    50000        0        0
ULTRALIFE CORP                 COM              903899102      190    40400 SH       SOLE                    40400        0        0